Cover	Oct. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 2, 2024, Powerfleet, Inc. (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Form 8-K”) reporting the completion on October 1, 2024 of the previously announced acquisition (the “Acquisition”) of Fleet Complete (as defined below) contemplated by the Share Purchase Agreement, dated as of September 18, 2024 (the “Purchase Agreement”), by and among Golden Eagle Topco, LP, the persons that are party thereto under the heading “Other Sellers”, the Company and Powerfleet Canada Holdings Inc., pursuant to which Powerfleet acquired all of the direct and indirect common shares in the capital of Golden Eagle Canada Holdings, Inc. and Complete Innovations Holdings Inc. and all of the issued and outstanding shares of common stock of Golden Eagle Holdings, Inc. (collectively, “Fleet Complete”)
Document Period End Date	Oct. 01, 2024
Entity File Number	001-39080
Entity Registrant Name	POWERFLEET, INC.
Entity Central Index Key	0001774170
Entity Tax Identification Number	83-4366463
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	123 Tice Boulevard
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	201
Local Phone Number	996-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AIOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false